Financial instruments - Fair Values and Risk Management - Summary of Contractual Cash Flows for Financial Liabilities Other Financial Liabilities (Detail) - Other Financial Liabilities [Member] - EUR (€)
€ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other Financial Liabilities Undiscounted Cash Flows	€ 5,982	€ 4,656
due within one year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other Financial Liabilities Undiscounted Cash Flows	€ 5,982	€ 4,656